Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost		$ (89)
Reversal of amortization items - Prior service cost	$ 5	8
Total recognized in other comprehensive (income) loss (pre-tax)	5	(81)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(45)	(413)
Reversal of amortization items - Prior service cost	287	253
Total recognized in other comprehensive (income) loss (pre-tax)	$ 242	$ (160)